Related Party Transactions - Schedule of Company Provided Services to Following Related Parties (Details)	6 Months Ended
Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Total	$ 3,140,844
Pupu Investment [Member]
Related Party Transaction [Line Items]
Total	2,629,053
Shenzhen Jam Box [Member]
Related Party Transaction [Line Items]
Total	487,295
Hualiu Boying [Member]
Related Party Transaction [Line Items]
Total	$ 24,496